INVENTORIES	12 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Work in progress and supplies	172,708	111,945
Finished goods	132,492	120,134
Provision	(22,026)	(21,253)

	283,174	210,826

As of September 30, 2010 and 2011, goods already delivered to customers but still recorded in finished goods, amounted to RMB10,080 and RMB10,200, respectively. As the Company does not recognize revenue until the selling prices of respective goods have been finalized with the customers, goods delivered to customers as mentioned above will only be transferred to cost of revenues when related revenue is recognized.

Provision for inventories is as below:

	Year ended September 30,
	2009	2010	2011
	RMB	RMB	RMB

Balance at beginning of year	30,818	28,859	22,026
Additions	7,395	14,971	12,978
Write-off	(9,354)	(21,804)	(13,751)

	28,859	22,026	21,253